CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 200.8	$ 481.5
Trade and other receivables	14.1	26.4
Inventories	115.7	101.0
Current income tax receivable	0.0	3.1
Investments	35.6	59.5
Prepaid expenses and other	11.3	14.8
Total current assets	377.5	686.3
Mining interests	1,863.9	1,787.9
Other assets	2.1	2.6
Total assets	2,243.5	2,476.8
Current liabilities
Trade and other payables	170.9	172.9
Current income tax payable	0.3	0.0
Total current liabilities	171.2	172.9
Reclamation and closure cost obligations	119.5	154.6
Non-current derivative financial liabilities	525.5	618.4
Long-term debt	394.9	491.0
Deferred tax liabilities	66.8	69.6
Lease obligations	1.3	10.7
Other liabilities	4.8	3.7
Total liabilities	1,284.0	1,520.9
Equity
Common shares	3,157.1	3,155.4
Contributed surplus	107.8	107.5
Other reserves	(24.6)	(93.0)
Deficit	(2,280.8)	(2,214.0)
Total equity	959.5	955.9
Total liabilities and equity	$ 2,243.5	$ 2,476.8